Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 1,818,334	$ 1,741,786
Goodwill resulting from an immaterial acquisition	100,935	80,193
Other	5,956	(3,645)
Goodwill, Ending Balance	$ 1,925,225	$ 1,818,334